Stock Purchases Rights, Stock Options and Warrants - Schedule of Additional Information Regarding Stock Options Outstanding (Detail) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life in Years	9 years 3 months 29 days
Weighted Average Exercise Price	$ 19.96
Weighted Average Exercise Price of Shares Exercisable	$ 19.48
Number Outstanding	1,203,091
Options Exercisable	74,617
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life in Years		1 year 8 months 16 days
Weighted Average Exercise Price		$ 30.80
Number Outstanding		686,417	661,581
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life in Years		6 years 15 days
Weighted Average Exercise Price		$ 19.38
Weighted Average Exercise Price of Shares Exercisable		$ 20.56
Number Outstanding		56,634
Options Exercisable		47,487
$ 13.25 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life in Years	5 years 11 months 16 days
Weighted Average Exercise Price	$ 13.25
Weighted Average Exercise Price of Shares Exercisable	$ 13.25
Number Outstanding	49,505
Options Exercisable	48,781
$ 13.25 [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding		661,581
$ 13.25 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life in Years		6 years 8 months 5 days
Weighted Average Exercise Price		$ 13.25
Weighted Average Exercise Price of Shares Exercisable		$ 13.25
Number Outstanding		48,298
Options Exercisable		39,151
$ 20.00 [ Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life in Years	9 years 6 months 26 days
Weighted Average Exercise Price	$ 20.00
Weighted Average Exercise Price of Shares Exercisable	$ 20.00
Number Outstanding	1,145,250
Options Exercisable	17,500
$ 20.00 [ Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding		6,039
$ 20.00 [ Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding		6,467
Options Exercisable		6,467
$ 49.67 [ Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life in Years	1 year 9 months 4 days
Weighted Average Exercise Price	$ 49.67
Weighted Average Exercise Price of Shares Exercisable	$ 49.67
Number Outstanding	6,467
Options Exercisable	6,467
$ 49.67 [ Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding		18,797
$ 49.67 [ Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life in Years		2 years 6 months 4 days
Weighted Average Exercise Price		$ 49.67
Weighted Average Exercise Price of Shares Exercisable		$ 49.67
$ 72.85 [ Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life in Years	7 months 10 days
Weighted Average Exercise Price	$ 72.85
Weighted Average Exercise Price of Shares Exercisable	$ 72.85
Number Outstanding	1,869
Options Exercisable	1,869
$ 72.85 [ Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life in Years		1 year 4 months 10 days
Weighted Average Exercise Price		$ 72.85
Weighted Average Exercise Price of Shares Exercisable		$ 72.85
Number Outstanding		1,869
Options Exercisable		1,869
$ 26.49 [ Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life in Years		1 year 9 months
Weighted Average Exercise Price		$ 26.49
$ 82.79 [ Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life in Years		2 years 2 months 1 day
Weighted Average Exercise Price		$ 82.79
$ 165.57 [ Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Life in Years		4 months 6 days
Weighted Average Exercise Price		$ 165.57